CARNIVAL CORPORATION & PLC CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Millions, unless otherwise specified	12 Months Ended
	Nov. 30, 2011	Nov. 30, 2010	Nov. 30, 2009
OPERATING ACTIVITIES
Net income	$ 1,912	$ 1,978	$ 1,790
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation and amortization	1,522	1,416	1,309
Share-based compensation	46	43	50
Other	48	(15)	37
Changes in operating assets and liabilities
Receivables	(43)	106	81
Inventories	(54)	(12)	10
Prepaid expenses and other	18	(14)	7
Accounts payable	67	(36)	74
Accrued and other liabilities	(41)	81	29
Customer deposits	291	271	(45)
Net cash provided by operating activities	3,766	3,818	3,342
INVESTING ACTIVITIES
Additions to property and equipment	(2,696)	(3,579)	(3,380)
Other, net	50	78	(4)
Net cash used in investing activities	(2,646)	(3,501)	(3,384)
FINANCING ACTIVITIES
(Repayments of) proceeds from short-term borrowings, net	(450)	626	(288)
Principal repayments of revolvers	(13)	(350)	(1,749)
Proceeds from revolvers	8	94	1,166
Principal repayments of other long-term debt	(1,237)	(1,842)	(1,273)
Proceeds from issuance of other long-term debt	1,696	1,280	2,299
Dividends paid	(671)	(237)	(314)
Purchases of treasury stock	(454)	(524)	(188)
Sales of treasury stock		545	196
Proceeds from settlement of foreign currency swaps			113
Other, net	28	4	(55)
Net cash used in financing activities	(1,093)	(404)	(93)
Effect of exchange rate changes on cash and cash equivalents	(6)	(22)	23
Net increase (decrease) in cash and cash equivalents	21	(109)	(112)
Cash and cash equivalents at beginning of year	429	538	650
Cash and cash equivalents at end of year	$ 450	$ 429	$ 538